Segment Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) [Line Items]
Number of operating segment	single	single	single
Net of revenue operating percentage	1.21%	1.43%
Southeast region [Member]
Segment Information (Details) [Line Items]
Net of revenue operating percentage	57.70%	55.20%	56.60%
Brazilian Regions [Member]
Segment Information (Details) [Line Items]
Net of revenue operating percentage	42.30%	44.80%	43.40%
Segment Information [Member]
Segment Information (Details) [Line Items]
Number of operating segment	1